Significant accounting policies - Concentration and risk (Details)	12 Months Ended
	Dec. 31, 2023 Distributor customer	Dec. 31, 2022 Distributor	Dec. 31, 2021 Distributor item
Revenue | Customer concentration | Offline distributor A
Significant accounting policies
Number of distributor	1	1	1
Accounts and notes receivable | Credit concentration | Offline distributor
Significant accounting policies
Number of distributor		2	2
Number of customer | customer	4
Total concentration risk	61.00%	33.00%	28.00%
Purchases | Supplier concentration | One supplier A
Significant accounting policies
Number of suppliers | item			1
Total concentration risk	58.00%	80.00%	75.00%
Accounts and notes payable due | Supplier concentration | One supplier A
Significant accounting policies
Total concentration risk	74.00%	86.00%	89.00%